Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Recently Issued Accounting Standards Adopted and Not Yet Adopted

The following table provides a brief description of recently issued accounting standards, those adopted in the current period and those not yet adopted:

Standard	Description	Effective Date	Effect on the Financial Statements or Other Significant Matters
In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments	This guidance makes improvements to financial instruments guidance, including the current expected credit losses guidance.	January 1, 2020	We have adopted the new guidance as of January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321)	This standard clarifies the interaction between accounting standards related to equity securities (ASC 321), equity method investments (ASC 323), and certain derivatives (ASC 815).	January 1, 2021	We currently do not hold equity securities, have equity method investments or derivatives. We do not believe the adoption will have a material impact on our consolidated financial position or results of operations.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. In November 2018 and April and May of 2019, the FASB issued additional guidance related to Topic 326.	The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income.	January 1, 2020	We have adopted the new guidance on January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes.	The new guidance is intended to simplify aspects of the accounting for income taxes, including the elimination of certain exceptions to the guidance in ASC 740 related to the approach for intraperiod tax allocation, among other changes.	January 1, 2020	We have adopted the new guidance on January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.